Equity (Details)	3 Months Ended
	Dec. 31, 2021 vote shares	Jun. 15, 2021 shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	75,000,000	75,000,000	0
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
WMH Units
Noncontrolling Interest [Line Items]
Noncontrolling interests, percent of outstanding units held	55.50%
Class A Common Stock
Class of Stock [Line Items]
Votes per share | vote	1